Commitments and Contingencies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 - Commitments and Contingencies

Unfunded Commitments Under Commercial Mortgage Loans

As of June 30, 2021 and December 31, 2020, the Company had the below unfunded commitments to the Company's borrowers (dollars in thousands):

Funding Expiration	June 30, 2021	December 31, 2020
2021	$33,413	$59,692
2022	61,214	91,420
2023	75,420	69,880
2024	196,518	7,700
2025 and beyond	23,778	—
	$390,343	$228,692

The borrowers are required to meet or maintain certain metrics in order to qualify for the unfunded commitment amounts.

Litigation and Regulatory Matters

The Company is not presently involved in any material litigation arising outside the ordinary course of business. However, the Company is involved in routine litigation arising in the ordinary course of business, none of which the Company believes, individually or in the aggregate, will have a material impact on the Company’s financial condition, operating results or cash flows.

Note 10 - Commitments and Contingencies

Unfunded Commitments Under Commercial Mortgage Loans

As of December 31, 2020 and 2019, the Company had the below unfunded commitments to the Company’s borrowers (dollars in thousands):

Funding Expiration	December 31, 2020	December 31, 2019
2020	$—	$90,519
2021	59,692	100,861
2022	91,420	56,863
2023	69,880	8,637
2024 and beyond	7,700	5,450
	$228,692	$262,330

The borrowers are required to meet or maintain certain metrics in order to qualify for the unfunded commitment amounts.

Litigation and Regulatory Matters

The Company is not presently involved in any material litigation arising outside the ordinary course of business. However, the Company is involved in routine litigation arising in the ordinary course of business, none of which the Company believes, individually or in the aggregate, will have a material impact on the Company’s financial condition, operating results or cash flows.